Consolidated income statement - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue		€ 18,276	€ 17,983	[1]
Cost of sales		(12,123)	(12,016)	[1]
Gross profit		6,153	5,967	[1]
Selling and distribution expenses		(1,355)	(1,286)	[1]
Administrative expenses		(2,700)	(2,546)	[1]
Net credit losses on financial assets		(209)	(224)	[1]
Share of results of equity accounted associates and joint ventures		(40)	(51)	[1]
Impairment reversal	[1]		64
Other income/(expense)		533	(67)	[1]
Operating profit		2,382	1,857	[1]
Investment income		566	368	[1]
Financing costs		(843)	(1,395)	[1]
Profit before taxation		2,105	830	[1]
Income tax expense		(900)	(746)	[1]
Profit for the financial period - Continuing operations		1,205	84	[1]
Profit/(loss) for the financial period - Discontinued operations		16	(239)	[1]
Profit/(loss) for the financial period		1,221	(155)	[1]
Attributable to:
- Owners of the parent		1,064	(346)	[1]
- Non-controlling interests		157	191	[1]
Profit/(loss) for the financial period		€ 1,221	€ (155)	[1]
Earnings per share
Earnings per share - Continuing operations, Basic		€ 0.0392	€ (0.0040)	[1]
Earnings per share - Continuing operations, Diluted		0.0391	(0.0040)	[1]
Basic earnings/(loss) per share - Total Basic		0.0398	(0.0128)	[1]
Diluted earnings/(loss) per share - Total Diluted		€ 0.0397	€ (0.0128)	[1]

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.